UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR S

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051

(Address of principal executive offices) (Zip code)

c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, New Jersey 07302-3051

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (201) 915-3054

DATE OF FISCAL YEAR END:  October 31

DATE OF REPORTING PERIOD:  April 30, 2011

The Singapore Fund, Inc.

General Information (unaudited)

The Fund

The Singapore Fund, Inc. (the “Fund”) is a non-diversified, closed-end management investment company. Its primary investment objective is capital appreciation, which it seeks through investment primarily in Singapore equity securities, and to a lesser degree, investment in equity securities issued by companies in ASEAN Group countries. The ASEAN Group currently is composed of Brunei, Cambodia, Indonesia, Laos, Malaysia, Myanmar (formerly Burma), the Philippines, Singapore, Thailand and Vietnam. The Fund’s current Investment Manager is DBS Asset Management (United States) Pte. Ltd. (the “Manager”), an indirect wholly-owned subsidiary of The Development Bank of Singapore, Ltd. The Fund’s Board of Directors approved a renewal of the Fund’s management agreement for a term ending August 31, 2011. The Fund’s stockholders will be asked to approve a new management agreement with Aberdeen Asset Management Asia Limited at the Annual Meeting of Stockholders on August 4, 2011. See “Notes to Financial Statements—Subsequent Events—Proposed Investment Management Agreement with Aberdeen” for more information.

Stockholder Information

The Fund’s shares are listed on the New York Stock Exchange (“NYSE”). The Fund understands that its shares may trade periodically on certain exchanges other than the NYSE, but the Fund has not listed its shares on those other exchanges and does not encourage trading on those exchanges. The Fund’s NYSE trading symbol is “SGF”. The Fund’s daily NAV is available by visiting www.daiwast.com or calling (800) 933-3440 or (201) 915-3020. Also, the Fund’s website includes press releases, a monthly market review and a list of the Fund’s top ten industries and holdings. The Fund has also placed its Fund governance documents on its website under the section titled “Information” which includes the Fund’s proxy voting policies and procedures, its code of ethics and its audit committee charter.

Inquiries

Inquiries concerning your registered share account should be directed to the American Stock Transfer & Trust Company (the “Plan Agent”) at the number noted on the next page. All written inquiries should be directed to The Singapore Fund, Inc., c/o Daiwa Securities Trust Company, One Evertrust Plaza, 9th Floor, Jersey City, NJ 07302-3051.

Restriction on Beneficial Ownership by Singapore Residents

The Fund expects to continue to qualify for a Singapore income tax exemption granted to non-Singapore resident investors with respect to certain types of income derived from Singapore sources. In order for the Fund to be treated as a non-Singapore resident, and therefore qualify for this exemption, not more than 20% of the Fund’s issued share capital may be beneficially owned, directly or indirectly, by Singapore residents. For this reason, the Fund’s Board of Directors has restricted, and in the future may prohibit, the transfer of the Fund’s shares to residents of Singapore.

The Singapore Fund, Inc.

Proxy Voting Policies and Procedures

A description of the policies and procedures that are used by the Fund’s Manager to determine how to vote proxies relating to the Fund’s portfolio securities is available (1) without charge, upon request, by calling collect (201) 915-3054; (2) by visiting www.daiwast.com; and (3) as an exhibit to the Fund’s annual report on Form N-CSR which is available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Manager votes these proxies is now available by calling the same number and is available on the Commission’s website. The Fund has filed with the Commission its report on Form N-PX covering the Fund’s proxy voting record for the 12-month period ended June 30, 2010.

Quarterly Portfolio of Investments

A Portfolio of Investments is filed with the Commission as of the end of the first and third quarters of each fiscal year on Form N-Q and is available on the Commission’s website at www.sec.gov and the Fund’s website at www.daiwast.com. Additionally, the Portfolio of Investments may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The quarterly Portfolio of Investments will be made available without charge, upon request, by calling (201) 915-3054.

Certifications

The Fund’s principal executive officer has provided an interim certification to the NYSE that, as of June 2, 2011, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. An updated certification will be provided to the NYSE following the Fund’s Annual Meeting of Stockholders scheduled for August 4, 2011. The Fund also has included the certifications of the Fund’s principal executive officer and principal financial officer as required by Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 in the Fund’s Form N-CSR filed with the Commission for the period of this report.

Dividend Reinvestment and Cash Purchase Plan

A Dividend Reinvestment and Cash Purchase Plan (the “Plan”) is available to provide Stockholders with automatic reinvestment of dividends and capital gain distributions in additional Fund shares. The Plan also allows you to make optional semi-annual cash investments in Fund shares through the Plan Agent. A brochure fully describing the Plan’s terms and conditions is available on the Fund’s website at www.daiwast.com and from the Plan Agent by calling (866) 669-9903 or by writing The Singapore Fund, Inc., c/o the American Stock Transfer & Trust Company, 59 Maiden Lane, New York, NY 10038.

The Singapore Fund, Inc.

Shareholder Letter (unaudited)

June 3, 2011

Dear Shareholders:

We are pleased to present the Semi-Annual Report of The Singapore Fund, Inc. (the “Fund”) for the six months ended April 30, 2011.

Performance Review

USD Terms	Nov ‘10 to Jan ‘11	Feb ‘11 to Apr ‘11
Singapore Fund	0.8	4.2
Straits Times Index (“STI”)	2.3	4.7
Relative to Benchmark	–1.6	–0.5
Source: Bloomberg L.P., NAV basis with dividends reinvested, if any.

During the six months ended April 30, 2011, the Fund’s net asset value (“NAV”) (including reinvested dividends) rose 5.0%, underperforming the STI’s rise of 7.0%. The underperformance during the six-month period was mainly attributed to negative effects of stock selection. The Fund’s overweight position in China-related securities did not perform up to expectation as market sentiment responded to tightening measures by the Chinese government. Midas Holdings and Yanlord Land Group were among the top contributors to negative stock selection effects. The Fund’s holdings of these securities contributed to -1.25% to the Fund’s relative performance. The Fund’s underperformance was exacerbated by its zero weighting in key indexed stocks such as DBS Holdings which deducted another 48 basis points (“bps”) from relative performance. However, these negative contributors were partially offset by positive stock selections in Malaysia and selected Singapore stocks such as Cosco Corporation, Osim International and DRB-Hicom. The Fund’s underweight position in the property sectors also contributed positively to the Fund’s value on a relative basis as tightening measures hurt the performance of the property sector.

Market Review

During the period under review, the STI continued its upward trend given volatility caused by political uncertainties in the Middle East and continued fears of monetary tightening by the Chinese government. Underlying economic momentum in Singapore and its regional neighbors remained robust, leading to continuing upgrades in corporate earnings. In USD terms, the STI gained 7.13%.

Singapore stocks continued to climb on the back of healthy export and manufacturing data and signs that inflation may be moderating. Non-oil domestic exports (“NODX”) in March 2011 grew by 10% year on year (“YOY”) (versus 6.9% in February 2011), driven largely by the non-electronics segment; however on a seasonally-adjusted, month-on-month basis, NODX decreased 2.9%, likely as a result of the earthquake and resulting crisis in Japan in March 2011. The Consumer Price Index (“CPI”) rose by a marginal 0.1% in March 2011, with a YOY increase of 5.0%. The Monetary Authority of Singapore (“MAS”) re-centered the Singapore dollar’s (“SGD”) nominal effective exchange rate (NEER) policy band in April 2011 to allow for further SGD appreciation.

The Singapore Fund, Inc.

During the period under review, the Singapore government continued to introduce a series of measures to cool down the residential property market which has seen strong pick up in demand and rising prices. The inflationary pressure driven by high commodity and food prices also prompted further appreciation of the SGD.

Within the indexed components, major gainers included Keppel Corporation, Semcorp Marine, Noble Group, Sembcorp Industries and Starhub. Major losers included Wilmar, Capitamall Asia, Global Logistic, Neptune Orient and Singapore Exchange.

Outlook and Strategy

Inflation and fears of monetary tightening in China are expected to weigh on risk sentiment. Data that continues to point to a too-rapid pace of economic expansion and soaring food and raw material prices have raised fears that the Chinese government will have to resort to increasingly severe measures to clamp down on inflation. Moreover, the recent harsh winter is threatening to further push up food, especially vegetable, prices, increasing the likelihood of a spike in food prices in the next two months. Rising wages are expected to contribute further to inflationary pressures. Against this backdrop, we do not expect inflation to peak any time soon, with the best case scenario being after the first quarter of 2011. Hence, we expect the risk appetite, especially within the Asian markets, to remain subdued in the near term due to investor jitters over inflation and further monetary tightening in China.

Oil prices have been increasing steadily since August 2010 resulting from increased demand as the global economy recovers from the downturn. Amid the current turmoil in Egypt, which has triggered fears that oil shipments passing through the Suez Canal could be disrupted, oil prices are expected to continue to spiral up and breach $100 a barrel. We expect rising oil prices to bode well for oil and gas and related companies, and are increasingly optimistic about this sector. The Fund maintains an overweight position in the offshore and marine sector.

We expect markets to remain volatile amid fears of monetary tightening. However, the economic growth outlook remains healthy and well balanced as the manufacturing industry is expected to moderate and the services industry will continue to benefit from strong domestic consumption. We continue to have a positive outlook on cyclical sectors such as commodity, domestic consumption and offshore marine and expect the earnings growth momentum to continue into 2011.

	Benchmark (%)	Portfolio (%)	Comments
Banks & Financial Institutions	38.26	22.92	Sector limit of 25% is applicable, and the Fund is prohibited from owning DBS Group.
Conglomerates	16.31	17.15	Increase weighting by adding on to index components such as Sembcorp Industries, Jardine Strategic and Cycle and Carriage as valuations become attractive.

The Singapore Fund, Inc.

	Benchmark (%)	Portfolio (%)	Comments
Property Development	11.86	11.11	Added on residential sector as valuations become attractive. Remain overweight on the office space and China property sectors.
Telecommunications	9.2	6.68	Relatively defensive sector will lag cyclical sector as the latter enjoys earnings upgrade.
Plantation	7.11	10.36	Overweight due to positive view on commodity and crude palm oil.
Transportation	4.73	2.94	Reduce weighting due to valuation and cost pressure from increase crude oil price.
Shipyard & Marine Services	7.06	13.81	Overweight offshore marine and shipbuilding service in the mid-cap space.
Real Estate Investment Trust	3.75	2.34	CDL Hospitality Trust on positive domestic consumption.
Industrial	1.8	2.9	Overweight in aircraft engineering services due to strong order book and earnings visibility. Look to take profit and reduce weighting.
Retail & Domestic	9.67	9.16	Zero weighting in Fraser & Neave and media sector, Singapore Press Holdings. Overweight on gaming and domestic consumption components.

Portfolio Management

Mr. Teo Chon Kiat has been the Fund’s portfolio manager since July 2010. Chon Kiat has been with DBS Asset Management Ltd since 1998. Since then, he has been managing institution and retail funds.

The Fund’s management would like to thank you for your participation in The Singapore Fund, Inc. and would be pleased to hear from you.

Sincerely,

/s/ John J. O'Keefe
JOHN J. O’KEEFE
Secretary

The Singapore Fund, Inc.

Portfolio of Investments

April 30, 2011 (unaudited)

COMMON STOCKS—98.50%

Shares	Value	Shares	Value
MALAYSIA—0.98%		Health & Personal Care—7.67%
Automotive—0.98%		1,583,000 OSIM International Ltd.	$2,201,759
2,106,000 DRB—Hicom Berhad	$1,571,324	2,356,000 Wilmar International Ltd.	10,158,413
SINGAPORE—97.52%			12,360,172
Agriculture & Food—2.36%		Hotels—2.28%
6,982,000 Golden Agri-Resources Ltd.	3,798,756	1,462,000 Overseas Union Enterprises Ltd	3,672,195
Banks—17.95%		Mining—2.07%
1,752,531 Oversea—Chinese Banking Corp. Ltd.	13,693,329	5,573,000 Midas Holdings Ltd.	3,328,525
949,050 United Overseas Bank Ltd.	15,234,494	Property Development—15.63%
	28,927,823	691,000 Capitaland Ltd.†	1,922,193
Conglomerate—10.49%		168,000 City Developments Ltd.	1,627,425
164,400 Jardine Matheson Holdings Ltd.	7,891,200	6,171,347 Genting Singapore Plc., Ltd*	10,956,697
3,798,818 Noble Group Ltd.	6,930,959	1,067,000 Hongkong Land Holdings, Ltd.	7,991,830
470,000 Sembcorp IndustriesLtd.†	2,076,498	2,266,000 Yanlord Land Group Ltd.	2,688,239
	16,898,657		25,186,384
		Real Estate Investment Trust—2.34%
Diversified—2.17%		3,675,375 Cambridge Industrial Trust	1,503,528
123,000 Jardine Strategic Holdings Ltd.	3,493,200	1,374,000 CDL Hospitality Trusts	2,270,796
Diversified Financial—4.95%			3,774,324
1,251,000 Singapore Exchange Ltd.	7,983,473	Shipyards—8.96%
Food, Beverage, Tobacco—5.02%		753,500 Keppel Corp. Ltd.	7,336,183
1,601,000 Indofood Agri Resources Ltd.*	2,724,549	840,000 Sembcorp Marine Ltd.	3,896,748
2,284,500 Olam International Ltd.	5,364,300
	8,088,849

See accompanying notes to financial statements.

The Singapore Fund, Inc.

Portfolio of Investments (concluded)

April 30, 2011 (unaudited)

COMMON STOCKS (concluded)		TIME DEPOSITS—0.04%
Shares	Value	Principal Amount (000)	Value
2,161,000 Yangzijiang Shipbuilding Holdings Ltd.	$3,200,172	U.S. DOLLAR—0.04%
	14,433,103	$68 JPM organ Chase Bank, 0.10%, due 5/2/11	$68,423
Telecommunications—6.68%		Total Time Deposits (Cost—$68,423)
4,215,000 Singapore Telecommunications Ltd.†	10,759,501	Total Investments—98.54% (Cost—$121,797,489)	158,767,134
Transportation—Air—2.94%		Other assets less liabilities—1.46%	2,349,446
411,000 Singapore Airlines Ltd.†	4,734,612	NET ASSETS (Applicable to 9,968,414 shares of capital stock outstanding; equivalent to $16.16 per share) —100.00%	$161,116,580
Transportation—Marine—4.85%
1,908,000 Cosco Corp. (Singapore) Ltd	3,465,543	† Deemed to be an affiliated issuer (see page 9).
3,223,400 Ezra Holdings Ltd.	4,351,491	* Non-income producing securities
	7,817,034
Wholesale Distribution—1.16%
62,000 Jardine Cycle & Carriage Ltd.	1,870,779
Total Singapore Common Stocks	157,127,387
Total Common Stocks (Cost—$121,729,066)	158,698,711

See accompanying notes to financial statements.

The Singapore Fund, Inc.

EQUITY CLASSIFICATIONS HELD		TEN LARGEST EQUITY POSITIONS HELD
April 30, 2011 (unaudited)		April 30, 2011 (unaudited)
Industry	Percent of Net Assets	Issue		Percent of Net Assets
Banks	17.95%	United Overseas Bank Ltd.		9.45%
Property Development	15.63	Oversea Chinese Banking Corp. Ltd.		8.50
Conglomerate	10.49	Genting Singapore Plc., Ltd		6.80
Shipyards	8.96	Singapore Telecommunications Ltd.	.	6.68
Health & Personal Care	7.67	Wilmar International Ltd.		6.31
Telecommunications	6.68	Hongkong Land Holdings, Ltd.		4.96
Food, Beverage, Tobacco	5.02	Singapore Exchange Ltd.		4.95
Diversified Financial	4.95	Jardine Matheson Holdings Ltd.		4.90
Transportation—Marine	4.85	Keppel Corp. Ltd.		4.55
Transportation—Air	2.94	Noble Group Ltd.		4.30
Agriculture & Food	2.36
Real Estate Investment Trust	2.34
Hotels	2.28
Diversified	2.17
Mining	2.07
Wholesale Distribution	1.16
Automotive	0.98

See accompanying notes to financial statements.

The Singapore Fund, Inc.

Affiliated Holdings

Temasek Holdings, an Asian investment company located in Singapore, owns 28% of DBS Group, the parent of the Manager. Temasek Holdings also owns at least 25% of the following portfolio securities, which are deemed affiliated holdings because of this common ownership.

Name of Affiliated Holding	Number of Shares Held October 31, 2010	Purchase Cost	Sales Cost	Number of Shares Held April 30, 2011	Market Value at April 30, 2011	Dividend Income
Capitaland Ltd.	1,364,000	$—	$3,162,985	691,000	$1,922,193	$—
Neptune Orient Lines Ltd.	674,000	—	841,083	—	—	—
SIA Engineering Co. Ltd.	1,299,663	—	3,224,627	—	—	59,842
Sembcorp Industries Ltd.	470,000	—	—	470,000	2,076,498	64,670
Sembcorp Marine Ltd	—	3,710,584	—	840,000	3,896,748	210,765
Singapore Airlines Ltd.	533,000	—	1,233,175	411,000	4,734,612	82,228
Singapore Technologies Engineering Ltd.	1,280,000	—	2,832,765	—	—	—
Singapore Telecommunications Ltd.	4,889,000	1,702,047	2,228,385	4,215,000	10,759,501	181,048
Total					$23,389,552	$598,553

See accompanying notes to financial statements.

The Singapore Fund, Inc.

Statement of Assets and Liabilities

April 30, 2011 (unaudited)

Assets
Investment in securities, at value:
Unaffiliated securities (cost—$101,686,014)	$135,377,582
Affiliated securities (cost—$20,111,475)	23,389,552	$158,767,134
Cash denominated in foreign currency (cost—$2,514,481)		2,591,396
Cash		1,000
Interest and dividends receivable		1,010,532
Prepaid expenses		21,178
Total assets		162,391,240
Liabilities
Payable for securities purchased		963,696
Payable for management fees		91,979
Payable for advisory fees		46,885
Payable for other affiliates		37,421
Audit and tax services		54,330
Accrued expenses and other liabilities		80,349
Total liabilities		1,274,660
Net Assets		$161,116,580
Net Assets consist of:
Capital stock,$0.01 par value per share; total 100,000,000 shares authorized;9,968,414 shares issued and outstanding		$99,684
Paid-in capital in excess of par value		116,221,646
Accumulated net investment loss		(1,440,541)
Undistributed net realized gain on investments and foreign currency transactions		9,188,592
Net unrealized appreciation on investments and other assets and liabilities denominated in foreign currency		37,047,199
Net assets applicable to shares outstanding		$161,116,580
Net Asset Value Per Share		$16.16

See accompanying notes to financial statements.

The Singapore Fund, Inc.

Statement of Operations

For the Six Months Ended April 30, 2011 (unaudited)

Investment income:
Dividends:
Unaffiliated securities (net of withholding taxes of—$12,269)	$969,989
Affiliated securities	598,553	$1,568,542
Interest		83
Total investment income		1,568,625
Expenses:
Investment management fee		547,261
Investment advisory fee		278,917
Administration fee		207,318
Custodian fees and expenses		71,961
Audit and tax services		48,845
Legal fees and expenses		44,631
Directors' fees and expenses		27,623
Reports and notices to stockholders		25,289
Insurance expense		13,566
Transfer agency fee and expenses		6,326
Other		84,606
Total expenses		1,356,343
Net investment income		212,282
Realized and unrealized gains from investment activities and foreign currency transactions:
Net realized gains on investments:
Unaffiliated securities	7,389,744
Affiliated securities	1,700,483	9,090,227
Net realized foreign currency transaction gains		152,907
Net change in unrealized appreciation (depreciation) on investments in equity securities:
Unaffiliated securities	(1,195,040)
Affiliated securities	(655,205)	(1,850,245)
Net change in unrealized appreciation on short-term investments and other assets and liabilities denominated in foreign currency		76,575
Net realized and unrealized gains from investment activities and foreign currency transactions		7,469,464
Net increase in net assets resulting from operations		$7,681,746

See accompanying notes to financial statements.

The Singapore Fund, Inc.

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010
Increase (decrease) in net assets from operations:
Net investment income	$212,282	$1,467,148
Net realized gain on:
Investments	9,090,227	18,367,825
Foreign currency transactions	152,907	11,632
Net change in unrealized appreciation (depreciation) on:
Investments in equity securities	(1,850,245)	15,060,645
Translation of short term investments and other assets and liabilities denominated in foreign currency	76,575	14,211
Net increase in net assets resulting from operations	7,681,746	34,921,461
Dividends and distributions to stockholders from:
Net realized gains from investment and foreign currency transactions	(14,904,820)
Net investment income	(2,658,185)	(2,464,252)
Total dividends and distributions to stockholders	(17,563,005)	(2,464,252)
From capital stock transactions:
Sale of capital stock resulting from:
Reinvestment of dividends	7,104,470	206,057
Net increase (decrease) in net assets	(2,776,789)	32,663,266
Net assets:
Beginning of period	163,893,369	131,230,103
End of period (including accumulated net investment loss and undistributed net investment income of $(1,440,541) and $1,005,362, respectively)	$161,116,580	$163,893,369

See accompanying notes to financial statements.

The Singapore Fund, Inc.

Notes to Financial Statements

Organization and Significant Accounting Policies

The Singapore Fund, Inc. (the “Fund”) was incorporated in Maryland on May 31, 1990 and commenced operations on July 31, 1990. It is registered with the Securities and Exchange Commission as a closed-end, non-diversified management investment company.

The following significant accounting policies are in conformity with generally accepted accounting principles in the Unites States of America (“GAAP”) for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts and disclosures in the financial statements. Actual reporting results could differ from those estimates.

Valuation of Investments—Securities which are listed on foreign stock exchanges and for which market quotations are readily available are valued at the last sale price on the exchange on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales on such day, at the closing price quoted for such securities. However, if bid and asked quotations are available, such securities are valued at the mean between the last current bid and asked prices, rather than at such quoted closing price. Securities that are traded over-the-counter, if bid and asked price quotations are available, are valued at the mean between the current bid and asked prices, or, if such quotations are not available, are valued as determined in good faith by the Board of Directors (the “Board”) of the Fund. In instances where quotations are not readily available or where the price as determined by the above procedures is deemed not to represent fair market value, fair value will be determined in such manner as the Board may prescribe. Short-term investments having maturity of 60 days or less are valued at amortized cost, except where the Board determines that such valuation does not represent the fair value of the investment. All other securities and assets are valued at fair value as determined in good faith by, or under the direction of, the Board.

Foreign Currency Translation—The books and records of the Fund are maintained in U.S. dollars as follows:  (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations. The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market price of securities. The Fund intends to determine net asset value based on valuations made as of 5:00 p.m., Singapore time and 5:00 p.m. London time for foreign exchange rates, on each day.

Tax Status—The Fund intends to continue to distribute substantially all of its taxable income and to comply with the minimum distribution and other requirements of the Internal Revenue Code of 1986, as amended applicable to regulated investment companies. Accordingly, no provision for federal income or excise taxes is required. The Fund is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. During the six months ended April 30, 2011, the Fund was subject to withholding tax, ranging from 0% to 25%, on certain income from its investments.

The Singapore Fund, Inc.

Notes to Financial Statements (continued)

The Fund continues to meet the conditions required to qualify for the exemption from Singapore income tax, available to non-Singapore residents who are beneficiaries of funds managed by approved fund managers, in respect of certain types of income. Accordingly, no provision for Singapore income tax is required.

Investment Transactions and Investment Income—Investment transactions are recorded on the trade date (the date upon which the order to buy or sell is executed). Realized and unrealized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. Dividend income and corporate actions are recorded on the ex-date, except for certain dividends and corporate actions involving foreign securities which may be recorded after the ex-date, as soon as the Fund acquires information regarding such dividends or corporate actions. Interest income is recorded on an accrual basis.

Dividends and Distributions to Stockholders—The Fund records dividends and distributions payable to its stockholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These book basis/tax basis (“book/tax”) differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Forward Foreign Currency Contracts—The Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of its assets denominated in a particular currency, subject to a maximum limitation of 20% of the value of its total assets committed to the consummation of such forward foreign currency contracts. In addition, the Fund will not take positions in foreign forward currency contracts where the settlement commitment exceeds the value of its assets denominated in the currency of the contract. If the Fund enters into forward foreign currency contracts, its custodian or subcustodian will maintain cash or readily marketable securities in a segregated account of the Fund in an amount equal to the value of the Fund’s total assets committed to the consummation of such contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts held in the portfolio as of April 30, 2011.

Fair Value Measurements—In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of fair value hierarchy as follows:

Level 1—	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

The Singapore Fund, Inc.

Notes to Financial Statements (continued)

Level 2—	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3—	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Manager. The Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$158,767,134
Level 2—Other Significant Observable Inputs	—
Level 3— Significant Unobservable Inputs	—
Total	$158,767,134

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of April 30, 2011 is presented. No significant transfers between Level 1 or Level 2 fair value measurements occurred during the six months ended April 30, 2011.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (“POI”). Please refer to the POI for industry classifications of the portfolio holdings.

Investment Manager and Investment Adviser

The Fund has entered into an Investment Management Agreement (the “Management Agreement”) with DBS Asset Management (United States) Pte. Ltd. (the “Manager”). Pursuant to the Management Agreement, the Manager makes investment management decisions relating to the Fund’s assets. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.80% of the first $50 million of the Fund’s average weekly net assets and 0.66% of the Fund’s average weekly net assets in excess of $50 million. In addition, as permitted by the Management Agreement, the Fund reimburses the Manager for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2011, no out-of-pocket expenses were paid to the Manager.

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with Daiwa SB Investments (Singapore) Limited (the “Adviser”), which provides general and specific investment advice to the Manager with respect to the Fund’s assets. The Fund pays the Adviser a monthly fee at an annual rate of 0.40% of the first $50 million of the Fund’s average weekly net assets and 0.34% of the Fund’s average weekly net assets in excess of $50 million. In addition, as permitted by the Advisory Agreement, the Fund reimburses the Adviser for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2011, no out-of-pocket expenses were paid to the Adviser.

The Singapore Fund, Inc.

Notes to Financial Statements (continued)

At April 30, 2011, the Fund owed to the Manager and the Adviser $91,979 and $46,885 for management and advisory fees, respectively.

Administrator and Custodian and Other Related Parties

Daiwa Securities Trust Company (“DSTC”), an affiliate of the Adviser, provides certain administrative services to the Fund. For such services, the Fund pays DSTC a monthly fee at an annual rate of 0.20% of the Fund’s average weekly net assets, with a minimum fee of $150,000. In addition, as permitted by the Administration Agreement, the Fund reimburses the Administrator for its out-of-pocket expenses related to the Fund. During the six months ended April 30, 2011, no out-of-pocket expenses were paid to the Administrator.

The Board of Directors of the Fund has also approved the payment of the administrative compliance expense for the Fund in the amount of $104,000 per annum to DSTC, for services provided by DSTC staff in implementing the Fund’s compliance management system and the Fund’s compliance review program. This amount is included in the administration fee in the Fund’s Statement of Operations.

DSTC also acts as custodian for the Fund’s assets and appoints subcustodians for the Fund’s assets held outside of the United States. DSTC has appointed DBS Bank Ltd. (“DBS Bank”), an affiliate of the Manager, to act as the subcustodian for all of the cash and securities of the Fund held in Singapore. As compensation for its services as custodian, DSTC receives a monthly fee and reimbursement of out-of- pocket expenses related to the Fund. Such expenses include the fees and out-of-pocket expenses of each of the subcustodians. During the six months ended April 30, 2011, DSTC earned $16,098 and DBS Bank earned $55,863 from the Fund for their respective custodial services.

At April 30, 2011, the Fund owed to DSTC $26,128, $8,667 and $28,923 for administration, compliance and custodian fees, respectively. The latter amount includes fees and expenses payable to DBS Bank totaling $26,297.

During the six months ended April 30, 2011, the Fund paid or accrued $44,631 for legal services, in connection with the Fund’s on-going operations, to a law firm to which the Fund’s Assistant Secretary is a consultant.

Investments in Securities and Federal Income Tax Matters

For federal income tax purposes, the cost of securities owned at April 30, 2011 was $121,806,523, excluding short-term interest-bearing investments. At April 30, 2011, the net unrealized appreciation on investments, excluding short-term securities, of $36,892,188 was composed of gross appreciation of $39,080,694 for those in-vestments having an excess of value over cost, and gross depreciation of $2,188,506 for those investments having an excess of cost over value. For the six months ended April 30, 2011, the total aggregate cost of purchases and net proceeds from sales of portfolio securities, excluding the short-term securities, were $31,231,196 and $41,290,621, respectively.

The Singapore Fund, Inc.

Notes to Financial Statements (concluded)

Concentration of Risk

Investments in countries in which the Fund may invest may involve certain considerations and risks not typically associated with U.S. investments as a result of, among others, the possibility of future political and economic  developments and the level of governmental supervision and regulation of the securities markets in which the Fund invests.

At April 30, 2011, the Fund had 1,817,696 Singapore Dollars valued at $1,487,172 (0.92% of net assets) and 3,270,711 Malaysian Ringgits valued at $1,104,224 (0.69% of net assets) on deposit with a single financial institution.

Capital Stock

There are 100,000,000 shares of $0.01 par value common stock authorized. During the six months ended April 30, 2011, 474,898 shares were issued on December 30, 2010 at the reinvestment price of $14.96. The net asset value per share on that date was $15.75. Of the 9,968,414 shares outstanding at April 30, 2011, Daiwa Securities America, Inc., an affiliate of the Adviser and DSTC, owned 21,253 shares.

Subsequent Events

Proposed Investment Management Agreement with Aberdeen

In connection with the Board of Directors’ annual review of the Fund’s investment management agreement with the Manager (the “Existing Agreement”), on June 2, 2011, the Board voted to renew the Existing Agreement on a limited basis through August 31, 2011. The Fund’s stockholders will be asked to consider and vote on a proposal to approve a new investment management agreement (the “Proposed Agreement”) between the Fund and Aberdeen Asset Management Asia Limited (“Aberdeen”) at the Fund’s Annual Meeting of Stockholders on Thursday, August 4, 2011. A transaction (the “Transaction”) expected to conclude during the third fiscal quarter of 2011, will result in a “change in control” of the Manager, and cause the existing investment management agreement between the Fund and the Manager to terminate automatically in accordance with its terms. Accordingly, the Fund’s Board of Directors has approved an interim investment management agreement between the Fund and the Manager to ensure the continuation of investment management services to the Fund until the Fund’s stockholders approve the Proposed Agreement with Aberdeen. If stockholders of the Fund do not approve the Proposed Agreement, the Board will consider other alternatives, which may include seeking another investment manager or the liquidation of the Fund.

Termination of Investment Advisory Agreement

In connection with the Board of Directors’ annual review of the Fund’s investment advisory agreement with the Adviser (the “Advisory Agreement”), on June 2, 2011, the Board voted not to renew the investment advisory agreement. The Advisory Agreement was terminated effective June 2, 2011.

Financial Highlights

Selected data for a share of capital stock outstanding during each period is presented below:

	For the Six Months Ended April 30, 2011 (unaudited)		For the Year Ended October 31,
			2010	2009	2008	2007	2006
Net asset value, beginning of period	$17.26		$13.85	$8.85	$22.83	$14.55	$10.54
Net investment income(b)	0.02		0.15	0.2	0.27	0.16	0.34
Net realized and unrealized gains (losses) on investments and foreign currency transactions (b)	0.76		3.52	5.31	(12.77)	8.61	3.84
Net increase (decrease) in net asset value resulting from operations	0.78		3.67	5.51	(12.5)	8.77	4.18
Less: dividends and distributions to shareholders
Net investment income	(0.28)		(0.26)	(0.03)	(1.31)	(0.49)	(0.17)
Net realized gains on investments and foreign currency transactions	(1.57)		—	(0.47)	(0.15)	—	—
Total dividends and distributions to shareholders	(1.85)		(0.26)	(0.5)	(1.46)	(0.49)	(0.17)
Dilutive effect of dividend reinvestment	(0.03)		—	(0.01)	(0.02)	—	—
Net asset value, end of period	$16.16		$17.26	$13.85	$8.85	$22.83	$14.55
Per share market value, end of period	$14.83		$16.31	$12.45	$8.04	$20.72	$13.34
Total investment return:(a)
Based on market price at beginning and end of period, assuming reinvestment of dividends	2.17%		33.59%	65.09%	(57.49)%	60.26%	45.98%
Based on net asset value at beginning and end of period, assuming reinvestment of dividends	5.21%		27.08%	66.85%	(57.53)%	61.90%	40.34%
Ratios and supplemental data:
Net assets, end of period (in millions)	$161.10		$163.90	$131.20	$82.90	$211.70	$134.50
Ratios to average net assets of:
Expenses, excluding tax applicable to net investment income	1.75	%*	1.76%	1.95%	1.79%	1.61%	1.86%
Expenses, including tax applicable to net investment income	1.76	%*	1.79%	2.03%	1.82%	2.01%	—
Net investment income	0.27	%*	1.03%	1.91%	1.66%	0.86%	2.74%
Portfolio turnover	20.29%		69.34%	98.17%	94.08%	34.78%	45.28%

____________
(a)
Total investment return based on market value is calculated assuming that shares of the Fund’s common stock were purchased at the closing market price as of the beginning of the year, dividends, capital gains and other distributions were reinvested as provided for in the Fund’s dividend reinvestment plan and then sold at the closing market price per share on the last day of the period. The computation does not reflect any sales commission investors may incur in purchasing or selling shares of the Fund. The total investment return based on the net asset value is similarly computed except that the Fund’s net asset value is substituted for the closing market value.

(b)	Calculated based on average shares outstanding.
*	Annualized.

An Important Notice Concerning Our Privacy Policy

This Privacy Notice describes the types of non-public information we collect about you, the ways we safeguard the confidentiality of this information and when this information may be shared with others. In this Privacy Notice, the terms “we,” “our” and “us” refer to the Fund. The term “you” in this Privacy Notice refers broadly to all of our individual stockholders (including prospective and former individual stockholders).

In order to provide you with services, we collect certain non-public information about you. We obtain this personal information from the following sources:

•	Applications and other forms you submit to us.

•	Dealings and transactions with us or others.

We do not disclose any non-public personal information about you to anyone, except as permitted by law. For instance, so that we may effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose.

We maintain physical, electronic and procedural security measures that comply with federal standards to safeguard your non-public personal information. Access to such information is restricted to those agents of the Fund who are trained in the proper handling of client information and who need to know that information in order to provide services to stockholders.

BOARD OF DIRECTORS
Moritz A. Sell, Chairman
Austin C. Dowling
Martin J. Gruber
David G. Harmer
Richard J. Herring
Rahn K. Porter
OFFICERS
John J. O’Keefe
Vice President, Treasurer and Secretary
Anthony Cambria
Chief Compliance Officer
Leonard B. Mackey, Jr.
Assistant Secretary
ADDRESS OF THE FUND
c/o Daiwa Securities Trust Company
One Evertrust Plaza, 9th Floor
Jersey City, NJ 07302-3051
INVESTMENT MANAGER
DBS Asset Management (United States) Pte. Ltd.
ADMINISTRATOR AND CUSTODIAN
Daiwa Securities Trust Company
TRANSFER AGENT AND REGISTRAR
American Stock Transfer & Trust Company
LEGAL COUNSEL
Clifford Chance US LLP
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at prevailing market prices. This report is sent to stockholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report. The financial information included herein is taken from the records of the Fund without examination by the Independent Public Accounting Firm which does not express an opinion thereon.

Item 2.  Code of Ethics.

Not applicable for this semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable for this semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable for this semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for this semi-annual report.

Item 6.  Investments.

A schedule of investments is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for this semi-annual report.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for this semi-annual report.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases of equity securities made by the registrant or any "affiliated purchasers" during the period of this report.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)
The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant's second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers.

Not applicable for this semi-annual report.

(a)(2)	Certifications required by Rule 30a2(a) of the Investment Company Act of 1940, as amended.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002.

(c)	Proxy Voting Guidelines for the registrant and its adviser.

Not applicable for this semi-annual report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By:	/s/ John J. O'Keefe
John J. O'Keefe, Principal Executive Officer

Date:  July 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John J. O'Keefe
John J. O'Keefe, Principal Executive Officer

Date:  July 1, 2011

By:	/s/ John J. O'Keefe
John J. O'Keefe, Principal Financial Officer

Date:  July 1, 2011

EXHIBIT (a)(2)

CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, John J. O'Keefe, certify that:

1.	I have reviewed this report on Form N-CSR of The Singapore Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 1, 2011

/s/ John J. O'Keefe
John J. O'Keefe, Principal Executive Officer

CERTIFICATION
PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002

I, John J. O'Keefe, certify that:

1.	I have reviewed this report on Form N-CSR of The Singapore Fund, Inc.;

2.
Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.
Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.
The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)
Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)
Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.
The registrant's other certifying officer and I have disclosed, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)
all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: July 1, 2011

/s/ John J. O'Keefe
John J. O'Keefe, Principal Financial Officer

Exhibit (b)
CERTIFICATION
PURSUANT TO SECTION 906
OF THE SARBANES-OXLEY ACT OF 2002

The undersigned, the Principal Executive Officer and Principal Financial Officer of The Singapore Fund, Inc. (the "Fund"), with respect to the Form N-CSR for the period ended April 30, 2011 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1.	such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Fund.

Date: July 1, 2011	Date: July 1, 2011

/s/ John J. O'Keefe	/s/ John J. O'Keefe
John J. O'Keefe, Principal Executive Officer	John J. O'Keefe, Principal Financial Officer

This certification is being furnished solely pursuant to 18 U.S.C. Section 1350 and is not being filed as part of the report or as a separate disclosure document.